MERIDIAN FUND, INC.®

MERIDIAN GROWTH FUND®

CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX

LEGACY CLASS SHARES: MERDX; INSTITUTIONAL CLASS SHARES: MRRGX

MERIDIAN CONTRARIAN FUND

CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX

LEGACY CLASS SHARES: MVALX; INSTITUTIONAL CLASS SHARES: MFCRX

MERIDIAN HEDGED EQUITY FUND® (formerly, Meridian Enhanced Equity Fund)

CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX

LEGACY CLASS SHARES: MEIFX; INSTITUTIONAL CLASS SHARES: MRREX

MERIDIAN SMALL CAP GROWTH FUND

CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX

LEGACY CLASS SHARES: MSGGX; INSTITUTIONAL CLASS SHARES: MSGRX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 2, 2026

to the Funds’ Statement of Additional Information (“SAI”)

dated October 31, 2025

Effective at the close of business on February 9, 2026, Ed Keely ceased serving as Director of Meridian Funds, Inc. (the “Corporation”). Therefore, all references to Mr. Keely serving in his capacity as Director contained in the Funds’ Statement of Additional Information are hereby deleted.

Effective at the close of business on February 9, 2026, David Corkins ceased serving as the President and Chief Principal Officer of Meridian Funds, Inc and was replaced by Brian Schaub.

Effective Feb 27, 2026, Nick McMordie ceased serving as Secretary and Chief Compliance Officer of the Corporation and was replaced by Rick Grove.

Accordingly, the table listing the officers of the Corporation found in the “Information About the Directors and Officers of Meridian” section of the SAI is hereby deleted and replaced with the following:

Officers	Position(s) Held with Fund:	Length of Service	Principal Occupation(s) During Past 5 Years
Brian Schaub (47)	President (Principal Executive Officer)	Indefinite; Since February 9, 2026	Co-Portfolio Manager, Meridian Funds, Inc.

Rick Grove (57)	Secretary and Chief Compliance Officer	Indefinite; Since February 27, 2026	CCO, ArrowMark Colorado Holdings, LLC; CCO, ArrowMark Financial Corp

Katie Jones (41)	Chief Financial Officer (Principal Financial Officer) and Treasurer	Indefinite; Since August 12, 2014	Director of Operations, ArrowMark Colorado Holdings, LLC; formerly, Assistant Treasurer, Meridian Fund, Inc.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE